Income Taxes: Amounts provided for income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Amounts provided for income taxes

	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
Current (benefit) provision: federal	$--	$--
Current (benefit) provision: state	--	--
Total current provision	--	--
Deferred (benefit) provision	--	--
Deferred (benefit) provision relating to reduction of valuation allowance	--	--
Total deferred provision	--	--
Total provision (benefit) for income taxes from continuing operations	$--	$--